Condensed Consolidated Statement Of Shareholders` Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Loan Receivable From Related Party [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Videocon Industries Limited global depository receipts [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Digital Info Security [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Videocon Industries Limited global depository receipts [Member]	Digital Info Security [Member]	Total
Balance at Oct. 31, 2010	$ 1,537,444	$ 120,098,640	$ (5,000,000)	$ (113,452,487)			$ 1,412,358			$ 4,595,955
Balance (in Shares) at Oct. 31, 2010	153,744,438
Stock option compensation to employees		741,982								741,982
Stock option compensation to consultants		44,034								44,034
Common stock issued upon exercise of stock options under stock option plans	56,200	1,227,900								1,284,100
Common stock issued upon exercise of stock options under stock option plans (in Shares)	5,620,000
Common stock issued to employees pursuant to stock incentive plans	92,560	1,726,655								1,819,215
Common stock issued to employees pursuant to stock incentive plans (in Shares)	9,256,045
Common stock issued to consultants	5,106	108,035								113,141
Common stock issued to consultants (in Shares)	510,564
Common stock and warrants issued in a private placement	70,000	1,180,000								1,250,000
Common stock and warrants issued in a private placement (in Shares)	7,000,000
Reversal of unrealized gain (Loss)					(1,419,557)	7,199		(1,419,557)	7,199
Net loss				(7,378,036)						(7,378,036)
Balance at Oct. 31, 2011	1,761,310	125,127,246	(5,000,000)	(120,830,523)						1,058,033
Balance (in Shares) at Oct. 31, 2011	176,131,047
Stock option compensation to employees		614,914								614,914
Stock option compensation to consultants		110,351								110,351
Common stock issued upon exercise of stock options under stock option plans	12,900	195,550								208,450
Common stock issued upon exercise of stock options under stock option plans (in Shares)	1,290,000
Common stock issued to employees pursuant to stock incentive plans	71,008	856,348								927,356
Common stock issued to employees pursuant to stock incentive plans (in Shares)	7,100,818
Common stock issued to consultants	4,572	71,360								75,932
Common stock issued to consultants (in Shares)	457,172
Unrealized gain (loss) on investment in Videocon Industries Limited global depository receipts (Note 4)										(653,684)
Discount on convertible debentures		717,391								717,391
Net loss				(4,252,799)						(4,252,799)
Balance at Oct. 31, 2012	1,849,790	127,693,160	(5,000,000)	(125,083,322)			(653,684)			(1,194,056)
Balance (in Shares) at Oct. 31, 2012	184,979,037
Stock option compensation to employees		473,275								473,275
Stock option compensation to consultants		241,928								241,928
Common stock issued to consultants	1,250	24,375								25,625
Common stock issued to consultants (in Shares)	125,000
Unrealized gain (loss) on investment in Videocon Industries Limited global depository receipts (Note 4)							1,002,216			1,002,216
Warrants issued in connection with issuance of convertible debentures		221,985								221,985
Net loss				(2,094,987)						(2,094,987)
Balance at Jan. 31, 2013	$ 1,851,040	$ 128,654,723	$ (5,000,000)	$ (127,178,309)			$ 348,532			$ (1,324,014)
Balance (in Shares) at Jan. 31, 2013	185,104,037